SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

27.SEGMENT REPORTING

The Company applies IFRS 8, Operating Segments, which requires disclosure of operating segments based on the internal reports regularly reviewed by the Chief Operating Decision Maker (“CODM”) in order to allocate resources and assess performance. The CODM of the Company is the Chief Executive Officer.

Following the acquisition of Maritime (Note 5), the Company reviewed its internal management reporting structure. The CODM receives and reviews discrete financial information for the Hammerdown Mine and Pine Cove Mill operations separately from the Company’s exploration and evaluation activities. Accordingly, the Company has identified two reportable operating segments effective from the acquisition date:

●	Exploration and Evaluation relates to acquisition, exploration and development of mineral properties, including the Queensway Project, Whisker Valley and other exploration-stage properties.
●	Mining Operations pertain to open pit mining, ore processing and gold production at the Hammerdown Mine and Pine Cove Mill.

The CODM evaluates segment performance and allocates resources based on revenue, net loss and capital expenditures. Corporate costs and other items not directly attributable to an operating segment are reported under Corporate and Others.

The Mining Operations segment includes results from the acquisition date of November 13, 2025, representing approximately seven weeks of activity. Prior to the acquisition, the Company operated as a single segment. Comparative figures for the year ended December 31, 2024 reflect the single-segment structure, with all activity reported under Exploration and Evaluation and Corporate and Others.

All of the Company’s non-current assets are located in Canada.

27.SEGMENT REPORTING (continued)

Year ended December 31, 2025

	Exploration	Mining	Corporate
	and Evaluation	Operations	and Others	Consolidated
Revenue	$—	$5,806,973	$—	$5,806,973
Cost of sales	—	(5,688,718)	—	(5,688,718)
Exploration and evaluation	(41,214,271)	(166,136)	—	(41,380,407)
General and administrative	(11,392,838)	(263,896)	—	(11,656,734)
Share-based compensation	(6,284,821)	—	—	(6,284,821)
Transaction costs	—	—	(4,787,735)	(4,787,735)
Other income (expenses)	8,768,256	(147,268)	7,403,264	16,024,252
Segment net loss	$(50,123,674)	$(459,045)	$2,615,529	$(47,967,190)
Deferred income and mining tax recoveries	—	358,119	36,451	394,570
	$(50,123,674)	$(100,926)	$2,651,980	$(47,572,620)
Capital expenditures	$1,366,671	$2,207,005	$—	$3,573,676
Segment assets	120,264,458	415,865,192	—	536,129,650
Segment liabilities	15,424,354	101,608,041	—	117,032,395

Revenue recognized during the year ended December 31, 2025 relates to gold sales from the Hammerdown Mine and Pine Cove Mill from November 13, 2025.

Year ended December 31, 2024

	Exploration	Mining	Corporate
	and Evaluation	Operations	and Others	Consolidated
Exploration and evaluation	(52,563,340)	—	—	(52,563,340)
General and administrative	(6,864,539)	—	—	(6,864,539)
Share-based compensation	(889,045)	—	—	(889,045)
Other income (expenses)	7,281,103	—	2,767,467	10,048,570
Segment net loss	$(53,035,821)	$—	$2,767,467	$(50,268,354)
Capital expenditures	$1,075,082	$—	$—	$1,075,082
Segment assets	74,019,011	—	—	74,019,011
Segment liabilities	7,448,306	—	—	7,448,306